                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07683

Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS      OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

       NUMBER OF
         SHARES                                                                                          VALUE
-------------------------                                                                         --------------------

                              COMMON STOCKS (97.0%)
                              Advertising/Marketing Services (1.0%)
                 211,900      ADVO, Inc.                                                        $           6,221,384
                                                                                                  --------------------

                              Aerospace & Defense (4.2%)
                  93,300      AAR Corp.*                                                                    2,429,532
                 368,100      DRS Technologies, Inc.                                                       16,277,382
                 231,300      Moog Inc. (Class A)*                                                          8,627,490
                                                                                                  --------------------
                                                                                                           27,334,404
                                                                                                  --------------------
                              Agricultural Commodities/Milling (1.7%)
                 256,800      Corn Products International, Inc.                                             9,293,592
                  39,882      Delta & Pine Land Co.                                                         1,615,620
                                                                                                  --------------------
                                                                                                           10,909,212
                                                                                                  --------------------
                              Air Freight/Couriers (1.0%)
                 217,500      Pacer International, Inc.                                                     6,675,075
                                                                                                  --------------------

                              Apparel/Footwear (0.9%)
                 275,635      Maidenform Brands, Inc.*                                                      6,105,315
                                                                                                  --------------------

                              Apparel/Footwear Retail (2.3%)
                 253,300      Stage Stores, Inc.                                                            8,209,453
                 154,200      Tween Brands, Inc.*                                                           6,448,644
                                                                                                  --------------------
                                                                                                           14,658,097
                                                                                                  --------------------
                              Broadcasting (1.0%)
                 701,200      Sinclair Broadcast Group, Inc. (Class A)                                      6,324,824
                                                                                                  --------------------

                              Chemicals: Major Diversified (1.6%)
                 556,613      Hercules Inc.*                                                               10,130,357
                                                                                                  --------------------

                              Chemicals: Specialty (1.4%)
                 164,400      Cytec Industries Inc.                                                         9,106,116
                                                                                                  --------------------

                              Commercial Printing/Forms (2.4%)
                 496,800      Cenveo Inc.*                                                                  9,856,512
                 136,470      Harland (John H.) Co.                                                         5,580,258
                                                                                                  --------------------
                                                                                                           15,436,770
                                                                                                  --------------------
                              Computer Peripherals (2.0%)
                 559,300      Electronics for Imaging, Inc.*                                               13,221,852
                                                                                                  --------------------

                              Consumer Sundries (0.7%)
                  93,100      Central Garden & Pet Co.*                                                     4,652,207
                                                                                                  --------------------

                              Containers/Packaging (2.2%)
                 527,342      Rock-Tenn Co. (Class A)                                                      10,884,339
                  80,100      Silgan Holdings Inc.                                                          3,313,737
                                                                                                  --------------------
                                                                                                           14,198,076
                                                                                                  --------------------
                              Electric Utilities (1.9%)
                 240,000      Avista Corp.                                                                  6,177,600
                 221,850      PNM Resources Inc.                                                            6,247,296
                                                                                                  --------------------
                                                                                                           12,424,896
                                                                                                  --------------------
                              Electrical Products (4.2%)
                 197,300      Acuity Brands, Inc.                                                           9,774,242
                 490,700      Belden CDT Inc.                                                              17,763,340
                                                                                                  --------------------
                                                                                                           27,537,582
                                                                                                  --------------------
                              Electronic Equipment/Instruments (1.1%)
                 342,500      Paxar Corp.*                                                                  6,856,850
                                                                                                  --------------------

                              Finance/Rental/Leasing (0.8%)
                 227,923      TAL International Group, Inc.*                                                5,283,255
                                                                                                  --------------------

                              Financial Conglomerates (2.1%)
                 438,900      Conseco, Inc.*                                                                8,927,226
                 122,200      National Financial Partners Corp.                                             4,814,680
                                                                                                  --------------------
                                                                                                           13,741,906
                                                                                                  --------------------
                              Food: Specialty/Candy (1.2%)
                 276,100      NBTY, Inc.*                                                                   7,681,102
                                                                                                  --------------------

                              Gas Distributors (1.8%)
                 157,000      AGL Resources Inc.                                                            5,887,500
                 220,300      UGI Corp.                                                                     5,837,950
                                                                                                  --------------------
                                                                                                           11,725,450
                                                                                                  --------------------
                              Home Furnishings (1.2%)
                 210,600      Jarden Corp.*                                                                 7,577,388
                                                                                                  --------------------

                              Industrial Machinery (2.9%)
                 268,265      CIRCOR International, Inc.                                                    8,844,697
                 260,500      Watts Water Technologies, Inc. (Class A)                                      9,695,810
                                                                                                  --------------------
                                                                                                           18,540,507
                                                                                                  --------------------
                              Information Technology Services (3.6%)
                 245,800      Intergraph Corp.*                                                            10,739,002
                 618,700      Keane, Inc.*                                                                  7,170,733
                 229,783      MTC Technologies, Inc.*                                                       5,202,287
                                                                                                  --------------------
                                                                                                           23,112,022
                                                                                                  --------------------

                              Marine Shipping (0.8%)
                  78,500      American Commercial Lines Inc.*                                               5,035,775
                                                                                                  --------------------

                              Medical Specialties (2.4%)
                 145,740      Bio-Rad Laboratories, Inc. (Class A)*                                        10,700,231
                 123,300      West Pharmaceutical Services, Inc.                                            5,183,532
                                                                                                  --------------------
                                                                                                           15,883,763
                                                                                                  --------------------
                              Medical/Nursing Services (2.6%)
                 728,100      Apria Healthcare Group Inc.*                                                 16,957,449
                                                                                                  --------------------

                              Metal Fabrications (0.6%)
                 111,830      General Cable Corp.*                                                          4,204,808
                                                                                                  --------------------

                              Miscellaneous Commercial Services (9.6%)
                 269,200      FTI Consulting Inc.*                                                          7,647,972
                  41,558      G & K Services, Inc. (Class A)                                                1,583,775
                 339,700      Gartner, Inc.*                                                                6,318,420
                 425,758      Geo Group Inc. (The)*                                                        16,178,804
                 481,200      MAXIMUS, Inc.                                                                13,430,292
                 429,250      ProQuest Co.*                                                                 5,490,108
                 158,700      The Brink's Co.                                                               8,330,163
                 126,100      Wright Express Corp.*                                                         3,451,357
                                                                                                  --------------------
                                                                                                           62,430,891
                                                                                                  --------------------
                              Multi-Line Insurance (1.3%)
                 363,000      Max Re Capital Ltd. (Bermuda)                                                 8,450,640
                                                                                                  --------------------

                              Office Equipment/Supplies (3.1%)
                 821,500      Acco Brands Corp.*                                                           19,962,450
                                                                                                  --------------------

                              Oil & Gas Production (2.4%)
                 252,100      Denbury Resources Inc.*                                                       7,245,354
                 219,780      St. Mary Land & Exploration Co.                                               8,195,596
                                                                                                  --------------------
                                                                                                           15,440,950
                                                                                                  --------------------
                              Oilfield Services/Equipment (2.5%)
                 214,870      Superior Energy Services, Inc.*                                               6,725,431
                 153,690      Universal Compression Holdings, Inc.*                                         9,261,359
                                                                                                  --------------------
                                                                                                           15,986,790
                                                                                                  --------------------
                              Other Transportation (1.9%)
                 430,900      Laidlaw International Inc.                                                   12,500,409
                                                                                                  --------------------

                              Packaged Software (1.5%)
                 699,188      MSC. Software Corp.*                                                          9,404,079
                                                                                                  --------------------

                              Personnel Services (1.2%)
                 348,822      Gevity HR, Inc.                                                               7,883,377
                                                                                                  --------------------

                              Pharmaceuticals: Other (0.9%)
                 256,200      Sciele Pharma, Inc.*                                                          5,587,722
                                                                                                  --------------------

                              Property - Casualty Insurers (2.9%)
                 251,500      Platinum Underwriters Holdings Ltd. (Bermuda)                                 7,509,790
                 498,186      United America Indemnity, Ltd. (Class A)
                              (Cayman Islands)*                                                            11,438,351
                                                                                                  --------------------
                                                                                                           18,948,141
                                                                                                  --------------------
                              Real Estate Investment Trusts (3.4%)
                 709,900      Anthracite Capital, Inc.                                                     10,165,768
                 121,100      LaSalle Hotel Properties                                                      5,116,475
                 131,100      Parkway Properties, Inc.                                                      6,468,474
                                                                                                  --------------------
                                                                                                           21,750,717
                                                                                                  --------------------
                              Regional Banks (3.7%)
                  49,000      Alabama National BanCorporation                                               3,324,650
                  85,100      Central Pacific Financial Corp.                                               3,130,829
                 165,900      Greater Bay Bancorp                                                           4,271,925
                 172,272      Integra Bank Corp.                                                            4,554,872
                  98,900      Provident Bankshares Corp.                                                    3,574,246
                 344,730      Provident New York Bancorp                                                    4,874,482
                                                                                                  --------------------
                                                                                                           23,731,004
                                                                                                  --------------------
                              Restaurants (3.6%)
                 631,100      AFC Enterprises, Inc.*                                                       10,286,930
               2,007,600      Denny's Corp.*                                                                8,532,300
                 156,300      Landry's Restaurants, Inc.                                                    4,579,590
                                                                                                  --------------------
                                                                                                           23,398,820
                                                                                                  --------------------
                              Savings Banks (1.8%)
                 436,246      First Niagara Financial Group, Inc.                                           6,247,043
                 153,804      MB Financial, Inc.                                                            5,546,172
                                                                                                  --------------------
                                                                                                           11,793,215
                                                                                                  --------------------
                              Semiconductors (0.5%)
                 163,000      Microsemi Corp.*                                                              3,194,800
                                                                                                  --------------------

                              Specialty Insurance (1.8%)
                 131,100      NYMAGIC, Inc.                                                                 4,201,755
                 157,986      ProAssurance Corp.*                                                           7,693,918
                                                                                                  --------------------
                                                                                                           11,895,673
                                                                                                  --------------------
                              Specialty Stores (1.8%)
                 116,100      Guitar Center, Inc.*                                                          5,035,257
                 259,900      Lithia Motors, Inc. (Class A)                                                 6,627,450
                                                                                                  --------------------
                                                                                                           11,662,707
                                                                                                  --------------------
                              Specialty Telecommunications (0.7%)
                 321,986      Syniverse Holdings Inc.*                                                      4,749,294
                                                                                                  --------------------

                              Telecommunication Equipment (1.5%)
                 646,300      Tekelec*                                                                      9,532,925
                                                                                                  --------------------

                              Textiles (1.3%)
                 249,300      Albany International Corp. (Class A)                                          8,378,973
                                                                                                  --------------------

                              TOTAL COMMON STOCKS
                                (Cost $447,389,525)                                                       628,220,019
                                                                                                  --------------------

                              Investment Trust/ Mutual Funds (1.0%)
                  84,400      Ishares Russell 2000 Index Value Fund                                         6,550,284
                                                                                                  --------------------
                                (Cost $6,347,302)

       PRINCIPAL
       AMOUNT IN
       THOUSANDS
-------------------------
                              SHORT-TERM INVESTMENT (2.0%)
                              REPURCHASE AGREEMENT
        $12,973               Joint repurchase agreement account 5.295%
                              due 11/01/06 (dated 10/31/06;
                              proceeds $12,974,908) (a) (Cost $12,973,000)                                 12,973,000
                                                                                                  --------------------

                              TOTAL INVESTMENTS
                                (Cost $466,709,827)(b)                                 100.0%             647,743,303
                              OTHER ASSETS IN EXCESS OF LIABILITIES                       0.0                 228,129
                                                                                --------------    --------------------
                              NET ASSETS                                               100.0%            $647,971,432
                                                                                ==============    ====================

--------------------
          ADR       American Depositary Receipt.

           *        Non-income producing security.

          (a)       Collateralized by federal agency and U.S. Treasury
                    obligations.

          (b)       The aggregate cost for federal income tax purposes
                    approximates the aggregate cost for book purposes. The
                    aggregate gross unrealized appreciation is $191,174,964 and the aggregate gross unrealized depreciation is $10,141,489, resulting in net unrealized appreciation of $181,033,475.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Special Value
         Fund;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  Omitted;

         (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2006
                                        /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Special Value
         Fund;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)  Omitted;

         (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2006
                                       /s/ Francis Smith
                                        Francis Smith
                                        Principal Financial Officer

                                       5